COMMITMENTS AND CONTINGENCIES - Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Net revenues generated from these kindergartens	$ 156,498	$ 140,803	$ 108,513
VIE's Kindergartens
COMMITMENTS AND CONTINGENCIES
Net revenues generated from these kindergartens	$ 11,685	$ 7,241	$ 4,489